COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Twelve months ended June 30, 2013	$141,028
June 30, 2014	146,541
June 30, 2015	152,053
June 30, 2016	157,566
June 30, 2017	66,609
Total	$663,797

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Year ended September30,2012	$87,129
September30,2013	127,706
September30,2014	133,219
September30,2015	138,731
September30,2016	144,244
Total	$631,029